Cash Flow Statement Reconciliation of Cash and Restricted Cash - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Cash, end of year	$ 1,750,420	$ 2,453,728	$ 1,109,834
Restricted cash, end of year	6,629,072	3,031,232	5,303,533
Cash and restricted cash at end of year	8,379,492	5,484,960	6,413,367
Cash, beginning of year	2,453,728	1,109,834	1,134,416
Restricted cash, beginning of year	3,031,232	5,303,533	1,817,607
Cash and restricted cash at beginning of year	$ 5,484,960	$ 6,413,367	$ 2,952,023